INTEREST IN JOINT VENTURES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	¥ 60,313	¥ 111,922	¥ 113,218	¥ 124,468
Total current assets	445,856	504,120
Non-current assets	1,309,215	1,088,188
Current liabilities
Total current liabilities	(576,374)	(565,098)
Non-current liabilities
Other non-current liabilities	(16,434)	(28,400)
Total non-current liabilities	(302,862)	(170,675)
Net assets attributable to owners of the Company	738,150	717,284
Net assets attributable to non-controlling interests	137,685	139,251
Fujian Refining & Petrochemical Company Limited ("FREP") [member]
Current assets
Cash and cash equivalents	5,603	7,388
Other current assets	11,977	9,248
Total current assets	17,580	16,636
Non-current assets	17,267	19,271
Current liabilities
Current financial liabilities	(1,280)	(1,200)
Other current liabilities	(7,090)	(4,939)
Total current liabilities	(8,370)	(6,139)
Non-current liabilities
Non-current financial liabilities	(11,185)	(12,454)
Other non-current liabilities	(290)	(279)
Total non-current liabilities	(11,475)	(12,733)
Net assets	15,002	17,035
Net assets attributable to owners of the Company	15,002	17,035
Share of net assets from joint ventures	7,501	8,518
Carrying Amounts	7,501	8,518
BASF-YPC Company Limited ("BASF-YPC") [member]
Current assets
Cash and cash equivalents	1,154	1,582
Other current assets	4,937	5,795
Total current assets	6,091	7,377
Non-current assets	10,498	11,086
Current liabilities
Current financial liabilities	(237)	(725)
Other current liabilities	(1,808)	(1,822)
Total current liabilities	(2,045)	(2,547)
Non-current liabilities
Non-current financial liabilities		(218)
Other non-current liabilities	(35)	(17)
Total non-current liabilities	(35)	(235)
Net assets	14,509	15,681
Net assets attributable to owners of the Company	14,509	15,681
Share of net assets from joint ventures	5,804	6,272
Carrying Amounts	5,804	6,272
Taihu Limited ("Taihu") [member]
Current assets
Cash and cash equivalents	4,485	3,406
Other current assets	2,336	3,689
Total current assets	6,821	7,095
Non-current assets	10,453	9,216
Current liabilities
Current financial liabilities	(57)	(59)
Other current liabilities	(1,815)	(2,124)
Total current liabilities	(1,872)	(2,183)
Non-current liabilities
Non-current financial liabilities	(125)	(72)
Other non-current liabilities	(1,984)	(2,271)
Total non-current liabilities	(2,109)	(2,343)
Net assets	13,293	11,785
Net assets attributable to owners of the Company	12,829	11,373
Net assets attributable to non-controlling interests	464	412
Share of net assets from joint ventures	6,286	5,573
Carrying Amounts	6,286	5,573
Yanbu Aramco Sinopec Refining Company Ltd. ("YASREF") [member]
Current assets
Cash and cash equivalents	733	930
Other current assets	11,311	10,267
Total current assets	12,044	11,197
Non-current assets	50,548	51,873
Current liabilities
Current financial liabilities	(7,445)	(4,806)
Other current liabilities	(12,504)	(12,217)
Total current liabilities	(19,949)	(17,023)
Non-current liabilities
Non-current financial liabilities	(29,445)	(32,364)
Other non-current liabilities	(1,963)	(937)
Total non-current liabilities	(31,408)	(33,301)
Net assets	11,235	12,746
Net assets attributable to owners of the Company	11,235	12,746
Share of net assets from joint ventures	4,213	4,780
Carrying Amounts	4,213	4,780
Sinopec SABIC Tianjin
Current assets
Cash and cash equivalents	3,242	5,110
Other current assets	4,501	4,007
Total current assets	7,743	9,117
Non-current assets	14,878	13,990
Current liabilities
Current financial liabilities	(500)	(500)
Other current liabilities	(2,896)	(2,507)
Total current liabilities	(3,396)	(3,007)
Non-current liabilities
Non-current financial liabilities	(4,592)	(3,651)
Other non-current liabilities	(368)	(331)
Total non-current liabilities	(4,960)	(3,982)
Net assets	14,265	16,118
Net assets attributable to owners of the Company	14,265	16,118
Share of net assets from joint ventures	7,133	8,059
Carrying Amounts	¥ 7,133	¥ 8,059